Investments - Unrealized Loss Position (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 1,317.3	[1]	$ 2,313.3	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	57.7	[1]	76.4	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	306.3	[1]	541.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	44.1	[1]	49.8	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,623.6	[2]	2,854.4	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	101.8	[2]	126.2	[2]
Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	446.1		650.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	48.2		38.1
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,311.1		2,312.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	55.3		76.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	285.5		531.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	38.7		48.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,596.6	[2]	2,844.4	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	94.0	[2]	124.6	[2]
Debt Securities [Member] | Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	419.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	40.5
US Government Agencies Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	14.0		8.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	15.1		19.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.4		0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	29.1	[2]	28.2	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.4	[2]	0.6	[2]
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	23.8		964.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.4		37.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	68.6		82.7
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2.9		9.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	92.4	[2]	1,047.6	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.3	[2]	46.9	[2]
Domestic Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	625.5		665.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	25.7		17.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	62.4		210.2
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2.4		4.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	687.9	[2]	876.0	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	28.1	[2]	21.9	[2]
Foreign Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	498.8		375.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	25.4		14.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	55.3		34.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	12.6		6.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	554.1	[2]	410.5	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	38.0	[2]	21.2	[2]
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0.9		103.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		2.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2.9		6.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.1		0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.8	[2]	110.3	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1	[2]	2.8	[2]
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	102.7		103.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2.8		2.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	42.8		78.5
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3.0		11.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	145.5	[2]	182.2	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5.8	[2]	13.7	[2]
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	27.8		85.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.1		2.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3.9		4.9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3.7		2.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	31.7	[2]	90.8	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.8	[2]	4.8	[2]
Redeemable Preferred Stock [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	17.6		4.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.9		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	34.5		94.3
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	13.6		12.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	52.1	[2]	98.8	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	14.5	[2]	12.7	[2]
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6.2		0.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2.4		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	20.8		9.5
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	5.4		1.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	27.0	[2]	10.0	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 7.8	[2]	$ 1.6	[2]

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2011 and 2010, debt and equity securities in an unrealized capital loss position of $48.2 million and $38.1 million, respectively, and with related fair value of $446.1 million and $650.5 million, respectively, related to experience-rated and discontinued products.